Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2018	May 31, 2017
Business Combinations [Abstract]
Business acquisition cash acquired	$ 3.3	$ 4.2